Leases (Details Narrative) $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 24, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Operating Lease, Liability		$ 13,153	$ 14,201
Operating lease right of us asset		13,285	14,241
Lease expense		$ 2,086	$ 918
Bareboat charter-in contract [Member]
Related Party Transaction [Line Items]
Vessel name	Navios Libra
Vessel year built	2019
Vessel type	Panamax
Vessel capacity in DWT	82,011
Lessee, Operating Lease, Term of Contract	10 years
Charter hire daily rate	$ 6
Discount rate	7.00%